Other Current Assets, Net (Details) - USD ($)		12 Months Ended
	Jan. 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets, Net [Line Items]
Consideration receivable		$ 15,466,405	$ 6,438,507	$ 60,000,007
Shares issued to investors (in Shares)	69,983,770
Allowance for credit loss		5,557
Private Placement [Member]
Other Current Assets, Net [Line Items]
Consideration receivable		$ 6,438,507
Shares issued to investors (in Shares)		699,838